UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05324

ELFUN DIVERSIFIED FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/12

Item 1.	Schedule of Investments

Elfun Diversified Fund

Schedule of Investments (dollars in thousands)—March 31, 2012 (unaudited)

Domestic Equity—40.5%†	Number of Shares	Fair Value
Advertising—0.5%
Omnicom Group Inc.	20,864	$1,057

Aerospace & Defense—0.6%
Alliant Techsystems Inc.	1,737	87
Hexcel Corp.	8,694	209	(a)
Honeywell International Inc.	15,910	971
The Boeing Co.	1,366	102
		1,369

Agricultural Products—0.2%
Archer-Daniels-Midland Co.	14,530	460

Air Freight & Logistics—0.9%
FedEx Corp.	2,725	251
United Parcel Service Inc.	19,650	1,585
UTi Worldwide Inc.	5,903	102
		1,938

Apparel Retail—0.1%
Urban Outfitters Inc.	6,266	182	(a)

Apparel, Accessories & Luxury Goods—0.2%
Coach Inc.	5,688	440
Michael Kors Holdings Ltd.	781	36	(a)
		476

Application Software—0.3%
Citrix Systems Inc.	4,793	378	(a)
Intuit Inc.	3,981	239
		617

Asset Management & Custody Banks—1.5%
Affiliated Managers Group Inc.	3,879	434	(a)
Ameriprise Financial Inc.	14,269	815
Franklin Resources Inc.	910	113
Invesco Ltd.	38,042	1,015
State Street Corp.	20,412	929	(e)
		3,306

Auto Parts & Equipment—0.0%*
Johnson Controls Inc.	2,997	97

Automobile Manufacturers—0.1%
Ford Motor Co.	19,343	242

Automotive Retail—0.2%
AutoZone Inc.	317	118	(a)
O’Reilly Automotive Inc.	3,769	344	(a)
		462

Biotechnology—1.0%
Alexion Pharmaceuticals Inc.	5,138	477	(a)
Amgen Inc.	14,503	986
Gilead Sciences Inc.	6,695	327	(a)
Human Genome Sciences Inc.	14,315	118	(a)
Incyte Corp Ltd.	7,397	143	(a)
Vertex Pharmaceuticals Inc.	4,418	181	(a)
		2,232

Brewers—0.1%
Molson Coors Brewing Co.	3,608	164

Broadcasting—0.5%
CBS Corp.	6,085	206
Discovery Communications Inc.††	1,894	96	(a)
Discovery Communications Inc.††	13,851	649	(a)
Liberty Media Corporation—Capital	2,494	220	(a)
		1,171

Cable & Satellite—0.9%
Comcast Corp.	14,075	422
DIRECTV	12,304	607	(a)
Liberty Global Inc.	21,229	1,017	(a)
		2,046

Casinos & Gaming—0.3%
Las Vegas Sands Corp.	5,971	344
Penn National Gaming Inc.	7,458	321	(a)
		665

Coal & Consumable Fuels—0.1%
Alpha Natural Resources Inc.	2,400	36	(a)
Peabody Energy Corp.	4,984	144
		180

Communications Equipment—1.6%
Cisco Systems Inc.	85,378	1,805
Juniper Networks Inc.	9,029	207	(a)
Qualcomm Inc.	23,359	1,588
		3,600

Computer Hardware—1.4%
Apple Inc.	5,224	3,131	(a)

Computer Storage & Peripherals—0.1%
Synaptics Inc.	7,194	263	(a)

Construction & Engineering—0.1%
Quanta Services Inc.	11,057	231	(a)

Construction & Farm Machinery & Heavy Trucks—0.2%
Caterpillar Inc.	1,544	164
Cummins Inc.	2,056	247
		411

Construction Materials—0.0%*
Century Aluminum Co.	7,034	62	(a)

Consumer Finance—0.4%
American Express Co.	14,358	831

Data Processing & Outsourced Services—1.0%
Paychex Inc.	26,569	823
The Western Union Co.	41,629	733
Visa Inc.	5,971	705
		2,261

Department Stores—0.1%
Macy’s Inc.	7,623	303

Distributors—0.1%
Genuine Parts Co.	2,955	185

Diversified Chemicals—0.2%
EI du Pont de Nemours & Co.	9,408	497

Diversified Financial Services—1.8%
Citigroup Inc.	18,184	665
Comerica Inc.	14,474	469
JPMorgan Chase & Co.	25,697	1,182
Wells Fargo & Co.	48,623	1,660
		3,976

Diversified Metals & Mining—0.2%
Freeport-McMoRan Copper & Gold Inc.	10,497	399

Drug Retail—0.1%
CVS Caremark Corp.	5,177	232

Electric Utilities—0.7%
Exelon Corp.	9,514	373
FirstEnergy Corp.	5,630	257
ITC Holdings Corp.	6,701	515
NextEra Energy Inc.	1,998	122
The Southern Co.	5,566	250
		1,517

Electrical Components & Equipment—0.4%
Cooper Industries PLC	13,422	858

Environmental & Facilities Services—0.1%
Stericycle Inc.	2,395	200	(a)

Fertilizers & Agricultural Chemicals—0.4%
Intrepid Potash Inc.	4,159	101	(a)
Monsanto Co.	10,306	822
		923

General Merchandise Stores—0.2%
Target Corp.	6,993	407

Healthcare Equipment—0.9%
Baxter International Inc.	3,351	200
Covidien PLC	29,840	1,632
Gen-Probe Inc.	2,036	135	(a)
Masimo Corp.	4,345	102	(a)
		2,069

Healthcare Facilities—0.2%
HCA Holdings Inc.	7,719	191	(a)
Universal Health Services Inc.	6,488	272
		463

Healthcare Services—0.9%
Catalyst Health Solutions Inc.	7,467	476	(a)
Express Scripts Inc.	23,921	1,296	(a)
Lincare Holdings Inc.	7,238	187
		1,959

Home Building—0.1%
MDC Holdings Inc.	11,925	308

Home Entertainment Software—0.1%
Activision Blizzard Inc.	24,959	320

Home Furnishing Retail—0.3%
Bed Bath & Beyond Inc.	11,126	732	(a,h)

Home Improvement Retail—0.7%
Lowe’s Companies Inc.	38,814	1,218
The Home Depot Inc.	7,284	366
		1,584

Hotels, Resorts & Cruise Lines—0.1%
Royal Caribbean Cruises Ltd.	8,801	259

Household Products—0.5%
Kimberly-Clark Corp.	3,607	267
The Clorox Co.	7,016	482
The Procter & Gamble Co.	5,463	367
		1,116

Independent Power Producers & Energy Traders—0.6%
Calpine Corp.	21,735	374	(a)
The AES Corp.	65,020	850	(a)
		1,224

Industrial Gases—0.2%
Praxair Inc.	3,185	365

Industrial Machinery—0.7%
Dover Corp.	8,396	528
Eaton Corp.	10,459	522
Harsco Corp.	13,914	326
Rexnord Corp.	5,585	118	(a)
		1,494

Insurance Brokers—0.1%
Marsh & McLennan Companies Inc.	7,719	253

Integrated Oil & Gas—1.4%
Chevron Corp.	13,792	1,479
ConocoPhillips	3,369	256
Exxon Mobil Corp.	4,607	400
Hess Corp.	7,576	446
Occidental Petroleum Corp.	6,543	623
		3,204

Integrated Telecommunication Services—0.4%
AT&T Inc.	14,936	466
Verizon Communications Inc.	6,555	251
Windstream Corp.	6,925	81
		798

Internet Retail—0.1%
Amazon.com Inc.	1,031	209	(a)
HomeAway Inc.	519	13	(a)
		222

Internet Software & Services—0.6%
eBay Inc.	19,361	714	(a)
Equinix Inc.	1,901	299	(a)
MercadoLibre Inc.	3,004	294
Monster Worldwide Inc.	9,145	89	(a)
		1,396

Investment Banking & Brokerage—0.2%
The Goldman Sachs Group Inc.	3,257	405

IT Consulting & Other Services—0.7%
International Business Machines Corp.	7,457	1,556	(h)

Life & Health Insurance—0.5%
MetLife Inc.	13,637	509
Prudential Financial Inc.	9,364	593
		1,102

Life Sciences Tools & Services—0.7%
Agilent Technologies Inc.	2,270	101
Covance Inc.	4,026	192	(a)
Illumina Inc.	5,664	298	(a)
Mettler-Toledo International Inc.	1,121	207	(a)
PerkinElmer Inc.	11,897	329
Thermo Fisher Scientific Inc.	5,889	332
		1,459

Managed Healthcare—0.1%
UnitedHealth Group Inc.	2,906	171

Movies & Entertainment—0.7%
The Walt Disney Co.	13,622	596
Time Warner Inc.	24,510	925
		1,521

Multi-Line Insurance—0.2%
Hartford Financial Services Group Inc.	2,270	48
HCC Insurance Holdings Inc.	15,395	480
		528

Multi-Utilities—0.1%
Dominion Resources Inc.	5,599	287

Office REITs—0.2%
Douglas Emmett Inc.	9,226	210
SL Green Realty Corp.	1,927	149
		359

Oil & Gas Drilling—0.1%
Noble Corp.	7,047	264

Oil & Gas Equipment & Services—0.9%
McDermott International Inc.	14,371	184	(a)
National Oilwell Varco Inc.	1,635	130
Schlumberger Ltd.	23,179	1,620
Weatherford International Ltd.	11,663	176	(a)
		2,110

Oil & Gas Exploration & Production—0.8%
Anadarko Petroleum Corp.	10,677	837
Forest Oil Corp.	6,026	73	(a)
Pioneer Natural Resources Co.	2,291	256
Range Resources Corp.	4,952	288
Southwestern Energy Co.	8,367	256	(a)
Ultra Petroleum Corp.	2,464	56	(a)
		1,766

Oil & Gas Refining & Marketing—0.1%
Marathon Petroleum Corp.	4,356	189

Oil & Gas Storage & Transportation—0.2%
Spectra Energy Corp.	9,551	301
The Williams Companies Inc.	4,541	140
		441

Packaged Foods & Meats—0.9%
ConAgra Foods Inc.	3,179	83
General Mills Inc.	4,552	180
Kellogg Co.	908	49
Kraft Foods Inc.	32,095	1,220
McCormick & Company Inc.	4,193	228
Mead Johnson Nutrition Co.	2,932	242
		2,002

Pharmaceuticals—1.4%
Bristol-Myers Squibb Co.	14,840	501
Johnson & Johnson	14,735	972
Merck & Company Inc.	8,103	311
Pfizer Inc.	61,271	1,389
		3,173

Property & Casualty Insurance—0.4%
ACE Ltd.	12,665	927

Railroads—0.1%
Union Pacific Corp.	2,276	245

Real Estate Services—0.2%
CBRE Group Inc.	27,512	549	(a)

Regional Banks—0.2%
Regions Financial Corp.	18,257	120
Zions Bancorporation	11,140	239
		359

Reinsurance—0.2%
PartnerRe Ltd.	2,270	154
RenaissanceRe Holdings Ltd.	2,452	186
		340

Research & Consulting Services—0.5%
FTI Consulting Inc.	6,222	233	(a)
IHS Inc.	3,815	357	(a)
Nielsen Holdings N.V.	17,753	535	(a)
		1,125

Residential REITs—0.1%
Equity Residential	1,730	108

Restaurants—0.3%
Darden Restaurants Inc.	2,914	149
McDonald’s Corp.	4,780	469
		618

Retail REITs—0.1%
Simon Property Group Inc.	1,684	245

Security & Alarm Services—0.2%
Corrections Corporation of America	14,559	398	(a)

Semiconductors—1.0%
Altera Corp.	4,359	174
Hittite Microwave Corp.	5,298	288	(a)
Intel Corp.	26,193	736	(h)
Marvell Technology Group Ltd.	16,356	257	(a)
Microchip Technology Inc.	6,456	241
Texas Instruments Inc.	17,729	596
		2,292

Soft Drinks—1.0%
Coca-Cola Enterprises Inc.	25,393	727
PepsiCo Inc.	21,952	1,456
		2,183

Specialized Finance—0.5%
CME Group Inc.	3,299	954
MSCI Inc.	3,996	147	(a)
		1,101

Specialized REITs—0.6%
American Tower Corp.	15,918	1,003
Public Storage	1,229	170
Rayonier Inc.	2,763	122
		1,295

Specialty Chemicals—0.3%
Albemarle Corp.	2,792	178
Celanese Corp.	1,262	58
Cytec Industries Inc.	2,672	162
Ecolab Inc.	3,927	242
		640

Specialty Stores—0.1%
Dick’s Sporting Goods Inc.	5,790	278

Steel—0.2%
Allegheny Technologies Inc.	10,313	424

Systems Software—1.5%
Microsoft Corp.	70,111	2,261	(h)
Oracle Corp.	28,305	825
Rovi Corp.	10,137	330	(a)
		3,416

Thrifts & Mortgage Finance—0.2%
BankUnited Inc.	6,307	158
People’s United Financial Inc.	23,404	310
		468

Tobacco—0.2%
Philip Morris International Inc.	5,079	450

Trading Companies & Distributors—0.2%
MSC Industrial Direct Company Inc.	4,133	344

Water Utilities—0.1%
American Water Works Company Inc.	4,006	136

Wireless Telecommunication Services—0.0%*
NII Holdings Inc.	3,298	60	(a)

Total Domestic Equity
(Cost $77,005)		90,051

Foreign Equity—18.1%

Common Stock—17.9%

Advertising—0.2%
WPP PLC	32,791	448

Aerospace & Defense—0.4%
European Aeronautic Defence and Space Company N.V.	5,235	214	(a)
Safran S.A.	17,134	629
		843

Apparel Retail—0.1%
Fast Retailing Company Ltd.	1,000	229

Apparel, Accessories & Luxury Goods—0.4%
Adidas AG	3,101	242
Luxottica Group S.p.A	6,186	224
LVMH Moet Hennessy Louis Vuitton S.A.	2,426	416
		882

Application Software—0.3%
SAP AG	10,033	700

Automobile Manufacturers—0.7%
Daimler AG	1,395	84
Hyundai Motor Co.	802	165
Nissan Motor Company Ltd.	8,600	92
Suzuki Motor Corp.	26,466	636
Toyota Motor Corp.	13,030	565
		1,542

Brewers—0.1%
Anheuser-Busch InBev N.V.	2,032	148

Building Products—0.0%*
Daikin Industries Ltd.	4,000	110

Communications Equipment—0.1%
Telefonaktiebolaget LM Ericsson	22,536	233

Construction & Engineering—0.2%
JGC Corp.	4,000	125	(a)
VInci S.A.	5,272	275
		400

Construction & Farm Machinery & Heavy Trucks—0.0%*
Kubota Corp.	4,000	39

Construction Materials—0.1%
HeidelbergCement AG	4,756	287

Distillers & Vintners—0.4%
Diageo PLC	31,668	760
Diageo PLC ADR	1,863	180
		940

Diversified Capital Markets—0.3%
Credit Suisse Group AG	8,714	248
Deutsche Bank AG	6,790	337
		585

Diversified Financial Services—1.3%
BNP Paribas S.A.	9,089	431
HSBC Holdings PLC	100,911	895
ING Groep N.V.	35,243	293	(a)
Lloyds Banking Group PLC	417,346	224	(a)
Standard Chartered PLC	24,024	599
United Overseas Bank Ltd.	30,694	448
		2,890

Diversified Metals & Mining—0.8%
Antofagasta PLC	3,841	71	(a)
BHP Billiton PLC	20,863	636
Lynas Corporation Ltd.	283,205	322	(a)
Rio Tinto PLC	12,571	693
Xstrata PLC	8,684	148
		1,870

Diversified Real Estate Activities—0.3%
Daito Trust Construction Company Ltd.	1,500	135
Sumitomo Realty & Development Company Ltd. (REIT)	16,000	388
Wharf Holdings Ltd.	42,084	229
		752

Diversified Support Services—0.3%
Aggreko PLC	9,563	344
Brambles Ltd.	52,022	383
		727

Electric Utilities—0.1%
Power Grid Corporation of India Ltd.	49,753	105
Reliance Infrastructure Ltd.	4,712	54	(a)
		159

Electronic Equipment & Instruments—0.1%
Hexagon AB	16,539	320

Fertilizers & Agricultural Chemicals—0.7%
Potash Corporation of Saskatchewan Inc.††	11,933	544
Potash Corporation of Saskatchewan Inc.††	5,449	249
Sociedad Quimica y Minera de Chile S.A. ADR	1,017	60
Syngenta AG	1,897	655
		1,508

Gas-Distribution—0.0%*
Canadian Utilities Ltd.	825	54

Gold—0.1%
Kinross Gold Corp.	15,285	150

Healthcare Services—0.3%
Fresenius SE & Company KGaA	5,865	601

Healthcare Supplies—0.3%
Cie Generale d’Optique Essilor International S.A.	7,130	635

Heavy Electrical Equipment—0.1%
ABB Ltd. ADR	9,536	195

Household Products—0.5%
Reckitt Benckiser Group PLC	9,844	556
Unicharm Corp.	9,400	499
		1,055

Human Resource & Employment Services—0.2%
The Capita Group PLC	27,498	322

Industrial Conglomerates—0.4%
Hutchison Whampoa Ltd.	37,772	377
Koninklijke Philips Electronics N.V.	5,087	103
Siemens AG	3,535	356
Siemens AG ADR	1,453	147
		983

Industrial Gases—0.5%
Linde AG	5,492	984
OCI Materials Company Ltd.	1,032	63	(a)
		1,047

Industrial Machinery—0.8%
Alfa Laval AB	7,702	158
FANUC Corp.	3,300	589
Mitsubishi Heavy Industries Ltd.	56,000	273
SMC Corp.	1,600	256
Vallourec S.A.	6,401	405
		1,681

Integrated Oil & Gas—1.8%
BG Group PLC	39,883	923	(a)
Cenovus Energy Inc.	3,961	142
China Petroleum & Chemical Corp.	113,537	124
ENI S.p.A	19,755	462
Gazprom OAO ADR	8,305	103
Petroleo Brasileiro S.A. ADR	8,740	223
Royal Dutch Shell PLC	29,436	1,027
Royal Dutch Shell PLC ADR	2,959	208
Suncor Energy Inc.	19,615	640
Total S.A.	3,475	177
		4,029

Integrated Telecommunication Services—0.1%
Telefonica S.A.	8,488	139
Telefonica S.A. ADR	9,924	163
		302

Internet Software & Services—0.6%
Baidu Inc. ADR	9,529	1,389	(a)

IT Consulting & Other Services—0.2%
Cap Gemini S.A.	7,759	347

Life & Health Insurance—0.8%
AIA Group Ltd.	195,298	716
Prudential PLC	62,670	748
Sony Financial Holdings Inc.	19,400	347
		1,811

Multi-Line Insurance—0.3%
AXA S.A.	20,205	334
Zurich Financial Services AG	1,349	362
		696

Multi-Utilities—0.3%
National Grid PLC	75,906	765

Oil & Gas Drilling—0.0%*
China Oilfield Services Ltd.	29,308	42

Oil & Gas Equipment & Services—0.1%
Cie Generale de Geophysique - Veritas	2,841	84	(a)
Gasfrac Energy Services Inc.	10,768	81	(a)
		165

Oil & Gas Exploration & Production—0.1%
Afren PLC	34,407	73	(a)
Canadian Natural Resources Ltd.	3,288	109
		182

Packaged Foods & Meats—0.7%
Nestle S.A.	15,650	983
Nestle S.A. ADR	2,633	166
Unilever N.V.	10,714	364
		1,513

Pharmaceuticals—0.7%
Bayer AG	4,794	337
Novartis AG	10,686	591
Novartis AG ADR	7,097	393
Roche Holding AG	1,843	320	(a)
		1,641

Regional Banks—0.1%
The Bank of Yokohama Ltd.	61,600	310

Restaurants—0.1%
Arcos Dorados Holdings Inc.	11,523	208

Security & Alarm Services—0.1%
G4S PLC††	26,236	114
G4S PLC††	8,100	35
		149

Semiconductors—0.7%
Samsung Electronics Company Ltd.	696	783
Taiwan Semiconductor Manufacturing Company Ltd.	264,484	761	(a)
Taiwan Semiconductor Manufacturing Company Ltd. ADR	1,921	29
		1,573

Specialized Finance—0.1%
Deutsche Boerse AG	1,494	100

Specialty Chemicals—0.1%
Neo Material Technologies Inc.	8,657	97	(a)
Novozymes A/S	1,710	50
Symrise AG	1,896	55
		202

Steel—0.2%
Hitachi Metals Ltd.	6,000	75
Mechel ADR	9,211	33
Vale S.A. ADR	11,877	270
		378

Trading Companies & Distributors—0.2%
Mitsubishi Corp.	15,600	364

Wireless Telecommunication Services—0.5%
America Movil SAB de C.V. ADR	5,738	142
Softbank Corp.	13,100	390
Vodafone Group PLC	241,287	664
		1,196

Total Common Stock
(Cost $37,301)			39,697

Preferred Stock—0.2%

Automobile Manufacturers—0.2%
Volkswagen AG		2,602	457

Diversified Financial Services—0.0%*
Itau Unibanco Holding S.A.		3,261	62	(a)

Total Preferred Stock
(Cost $403)			519

Total Foreign Equity
(Cost $37,704)			40,216

		Principal Amount	Fair Value
Bonds and Notes—28.7%

U.S. Treasuries—7.4%
U.S. Treasury Bonds
3.13%	11/15/41 - 02/15/42	$7,496	$7,187	(h)
U.S. Treasury Notes
0.32%	12/31/13	253	252	(d)
1.01%	01/31/17 - 02/28/17	4,617	4,588	(d)
2.00%	02/15/22	4,546	4,458	(h)
			16,485

Agency Mortgage Backed—9.7%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	14	15	(h)
5.00%	07/01/35 - 06/01/41	435	480	(h)
5.50%	05/01/20 - 04/01/39	206	228	(h)
6.00%	04/01/17 - 11/01/37	433	486	(h)
6.50%	11/01/28 - 07/01/29	15	17	(h)
7.00%	10/01/16 - 08/01/36	48	54	(h)
7.50%	09/01/12 - 09/01/33	11	14	(h)
8.00%	07/01/26 - 11/01/30	6	7	(h)
8.50%	04/01/30 - 05/01/30	18	22	(h)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 12/01/41	2,883	3,027	(h)
4.50%	05/01/18 - 07/01/41	1,816	1,951	(h)
5.00%	07/01/20 - 06/01/41	950	1,044	(h)
5.14%	03/01/37	1	1	(i)
5.47%	04/01/37	1	1	(i)
5.50%	04/01/14 - 01/01/39	1,202	1,319	(h)
6.00%	02/01/14 - 08/01/35	508	565	(h)
6.50%	12/01/14 - 08/01/36	110	125	(h)
7.00%	01/01/16 - 12/01/33	8	11	(h)
7.50%	09/01/13 - 03/01/34	35	37	(h)
8.00%	12/01/12 - 11/01/33	36	41	(h)
8.50%	05/01/31	2	3	(h)
9.00%	12/01/17 - 12/01/22	7	9	(h)
3.50%	TBA	1,485	1,525	(c)
4.00%	TBA	460	482	(c)
4.50%	TBA	3,819	4,062	(c)
5.00%	TBA	2,304	2,489	(c)
6.50%	TBA	490	549	(c)

Government National Mortgage Assoc.
4.50%	08/15/33 - 03/20/41	1,304	1,423	(h)
5.00%	08/15/33	29	32	(h)
6.00%	04/15/30 - 09/15/36	34	38	(h)
6.50%	06/15/24 - 07/15/36	57	69	(h)
7.00%	04/15/28 - 10/15/36	35	41	(h)
7.50%	07/15/23 - 04/15/28	18	18	(h)
8.00%	05/15/30	1	1	(h)
8.50%	10/15/17	15	17	(h)
9.00%	11/15/16 - 12/15/21	16	18	(h)
4.00%	TBA	525	563	(c)
4.50%	TBA	745	810	(c)
5.50%	TBA	50	56	(c)
			21,650

Agency Collateralized Mortgage Obligations—0.2%
Collateralized Mortgage Obligation Trust
2.27%	11/01/18	1	1	(d,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	314	3	(g,h,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	540	60	(g,n)
5.50%**	04/15/17	2	—	(g,h,n)
6.36%	08/15/25	266	42	(g,i)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class 1980)
7.50%	07/15/27	18	4	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	35	6	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	31	2	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%**	02/15/18	12	—	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	24	2	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	05/15/18	14	1	(g,h,n)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33)
8.00%	04/15/20	1	1	(h)
Federal Home Loan Mortgage Corp. STRIPS
8.00%**	02/01/23 - 07/01/24	4	—	(g,h,n)
Federal Home Loan Mortgage Corp. STRIPS (Series 227) (Class IO)
5.00%	12/01/34	112	16	(g,h,n)
Federal Home Loan Mortgage STRIPS
4.04%**	08/01/27	1	1	(d,f,h)
Federal National Mortgage Assoc. REMIC
1.20%	12/25/42	74	3	(g,h,i)
5.00%	09/25/40	344	52	(g,n)
5.76%	07/25/38 - 01/25/41	342	59	(g,i)
Federal National Mortgage Assoc. REMIC (Class B)
3.76%	12/25/22	1	1	(d,f,h)
Federal National Mortgage Assoc. REMIC (Series 2003)
7.26%	05/25/18	238	27	(g,h,i)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%**	10/25/22	11	—	(g,h,n)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	55	4	(g,n)

Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%**	05/25/18	2	—	(g,h,n)
Federal National Mortgage Assoc. STRIPS
5.00%	05/25/38	38	6	(g,n)
6.00%	01/01/35	38	8	(g,n)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	60	8	(g,n)
5.00%	03/25/38	43	6	(g,n)
5.50%	12/01/33	18	3	(g,n)
7.50%	11/01/23	35	8	(g,h,n)
8.00%	08/01/23 - 07/01/24	7	1	(g,h,n)
8.50%**	03/01/17 - 07/25/22	3	—	(g,h,n)
9.00%**	05/25/22	1	—	(g,h,n)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	64	8	(g,n)
Government National Mortgage Assoc.
4.50%	04/16/34 - 08/16/39	512	71	(g,n)
5.00%	12/20/35 - 09/20/38	446	55	(g,n)
5.86%	10/16/41	184	40	(g,i)
			499

Asset Backed—0.3%
Bear Stearns Asset Backed Securities Trust
6.09%	01/25/34	4	3	(d,i)
Citicorp Residential Mortgage Securities Inc.
6.04%	09/25/36	50	37	(h)
Mid-State Trust
7.54%	07/01/35	8	8
Popular ABS Mortgage Pass-Through Trust
5.30%	11/25/35	50	31	(h)
Residential Asset Mortgage Products Inc.
4.72%	06/25/32	13	11	(d,i)
Residential Asset Securities Corp.
16.70%	07/25/32	4	2	(d,i)
Saxon Asset Securities Trust
5.23%	08/25/35	564	538	(h,i)
			630

Corporate Notes—9.5%
AES Gener S.A.
5.25%	08/15/21	21	22	(b)
AES Panama S.A.
6.35%	12/21/16	30	32	(b,h)
Aflac Inc.
2.65%	02/15/17	19	19
4.00%	02/15/22	19	19
Agilent Technologies Inc.
5.50%	09/14/15	81	91	(h)
Alcoa Inc.
5.40%	04/15/21	33	34
5.55%	02/01/17	38	42
Allergan Inc.
3.38%	09/15/20	51	53	(h)
Alpha Natural Resources Inc.
6.00%	06/01/19	49	44
America Movil SAB de C.V.
2.38%	09/08/16	600	607
6.13%	03/30/40	100	116

American Axle & Manufacturing Inc.
7.88%	03/01/17	69	71
American International Group Inc.
5.85%	01/16/18	81	88	(h)
Amgen Inc.
2.30%	06/15/16	56	57
2.50%	11/15/16	38	39
5.65%	06/15/42	115	123	(h)
Amphenol Corp.
4.00%	02/01/22	149	150	(h)
Amsted Industries Inc.
8.13%	03/15/18	38	41	(b,h)
Anadarko Petroleum Corp.
5.95%	09/15/16	102	118
6.20%	03/15/40	107	121	(h)
6.38%	09/15/17	43	51
6.95%	06/15/19	94	115
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	123	132	(h)
5.38%	11/15/14	94	104	(h)
Aon Corp.
3.13%	05/27/16	96	100	(h)
ArcelorMittal
6.75%	03/01/41	20	19
Arch Coal Inc.
7.00%	06/15/19	70	65	(b,h)
Archer-Daniels-Midland Co.
5.77%	03/01/41	135	163	(h)
Aristotle Holding Inc.
2.65%	02/15/17	98	99	(b)
3.90%	02/15/22	38	38	(b)
4.75%	11/15/21	38	41	(b)
6.13%	11/15/41	58	65	(b)
Arizona Public Service Co.
6.25%	08/01/16	59	69	(h)
AT&T Inc.
1.09%	02/13/15	151	150	(d)
1.60%	02/15/17	188	187
2.95%	05/15/16	67	71
5.55%	08/15/41	53	59
5.60%	05/15/18	13	15
6.40%	05/15/38	94	112	(h)
6.70%	11/15/13	79	86
Australia & New Zealand Banking Group Ltd.
2.40%	11/23/16	250	252	(b)
Baker Hughes Inc.
3.20%	08/15/21	76	77	(b,h)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	100	103	(b,h,i)
BanColombia S.A.
6.13%	07/26/20	15	16
Bank of America Corp.
3.75%	07/12/16	40	40	(h)
3.88%	03/22/17	75	75
5.63%	10/14/16	40	43	(h)
5.70%	01/24/22	75	79
5.75%	12/01/17	75	80
5.88%	02/07/42	94	94
6.50%	08/01/16	130	143	(h)

Banque Centrale de Tunisie S.A.
7.38%	04/25/12	200	200	(h)
Baxter International Inc.
1.85%	01/15/17	90	91
Becton Dickinson and Co.
3.13%	11/08/21	114	116
Berkshire Hathaway Inc.
1.90%	01/31/17	149	151
BG Energy Capital PLC
4.00%	10/15/21	76	79	(b,h)
BHP Billiton Finance USA Ltd.
1.63%	02/24/17	113	112
Bombardier Inc.
7.75%	03/15/20	354	395	(b,h)
BP Capital Markets PLC
2.25%	11/01/16	115	118	(h)
Broadcom Corp.
2.70%	11/01/18	76	77
Calpine Corp.
7.25%	10/15/17	8	9	(b,h)
Cargill Inc.
5.20%	01/22/13	215	223	(b,h)
6.00%	11/27/17	1	1	(b,h)
Case New Holland Inc.
7.88%	12/01/17	40	47
Caterpillar Inc.
3.90%	05/27/21	80	88
CCO Holdings LLC
8.13%	04/30/20	61	68	(h)
Central American Bank for Economic Integration
5.38%	09/24/14	60	64	(b,h)
CenturyLink Inc.
5.15%	06/15/17
5.80%	03/15/22	83	81
7.65%	03/15/42	91	86
Chesapeake Energy Corp.
6.13%	02/15/21	63	62	(h)
Chesapeake Midstream Partners LP
5.88%	04/15/21	42	42	(b,h)
Cigna Corp.
2.75%	11/15/16	176	178	(h)
4.00%	02/15/22	37	38	(h)
5.38%	02/15/42	75	77	(h)
CIncinnati Bell Inc.
8.25%	10/15/17	65	66	(h)
Citigroup Inc.
4.45%	01/10/17	150	157
5.00%	09/15/14	290	300	(h)
5.88%	01/30/42	83	86
CityCenter Holdings LLC
7.63%	01/15/16	41	43
CNA Financial Corp.
5.88%	08/15/20	74	79	(h)
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	190	238	(h)
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	16	19	(h)

Corning Inc.
4.75%	03/15/42	88	85
Corp Lindley S.A.
6.75%	11/23/21	7	7	(b)
Corp Nacional del Cobre de Chile
3.75%	11/04/20	100	102	(b,h)
5.63%	09/21/35	12	14	(b,h)
Crown Castle Towers LLC
4.88%	08/15/40	100	103	(b,h)
6.11%	01/15/40	55	61	(b,h)
CSX Corp.
4.25%	06/01/21	73	78	(h)
CVS Caremark Corp.
3.25%	05/18/15	30	32	(h)
5.75%	06/01/17	84	99	(h)
Danaher Corp.
2.30%	06/23/16	80	83	(h)
3.90%	06/23/21	16	17	(h)
DaVita Inc.
6.38%	11/01/18	68	71	(h)
Denbury Resources Inc.
6.38%	08/15/21	60	63	(h)
8.25%	02/15/20	34	38	(h)
DENTSPLY International Inc.
2.75%	08/15/16	117	118
4.13%	08/15/21	77	79
Deutsche Telekom International Finance BV
2.25%	03/06/17	150	148	(b)
DIRECTV Holdings LLC
2.40%	03/15/17	76	75	(b)
3.55%	03/15/15	85	90	(h)
3.80%	03/15/22	38	38	(b)
4.60%	02/15/21	75	79
4.75%	10/01/14	109	119	(h)
5.15%	03/15/42	76	74	(b)
Dominion Resources Inc.
1.95%	08/15/16	54	55	(h)
4.90%	08/01/41	32	34	(h)
DPL Inc.
7.25%	10/15/21	188	209	(b,h)
Duke Realty LP (REIT)
6.50%	01/15/18	79	91	(h)
Ecolab Inc.
3.00%	12/08/16	106	110
Ecopetrol S.A.
7.63%	07/23/19	14	17
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	14	15	(b)
Energy Transfer Equity LP
7.50%	10/15/20	51	57
Energy Transfer Partners LP
6.70%	07/01/18	56	64	(h)
European Investment Bank
0.81%	12/15/14	110	110	(d,h)
4.88%	01/17/17	300	345	(h)
Exelon Corp.
4.90%	06/15/15	111	121	(h)
Express Scripts Inc.
3.13%	05/15/16	113	118

Florida Power & Light Co.
4.13%	02/01/42	68	67
Forest Oil Corp.
7.25%	06/15/19	68	66
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	84	87	(b)
Frontier Communications Corp.
7.13%	03/15/19	71	71
Gilead Sciences Inc.
5.65%	12/01/41	38	41
Goldman Sachs Capital I
6.35%	02/15/34	64	60
Great Plains Energy Inc.
4.85%	06/01/21	80	85
Halliburton Co.
3.25%	11/15/21	38	39
4.50%	11/15/41	38	39
Hanesbrands Inc.
6.38%	12/15/20	110	113
HCA Inc.
6.50%	02/15/20	119	125
HCP Inc. (REIT)
3.75%	02/01/19	52	52
Heineken N.V.
3.40%	04/01/22	150	149	(b)
Hewlett-Packard Co.
2.60%	09/15/17	188	188
Host Hotels & Resorts LP (REIT)
6.00%	11/01/20	34	36	(h)
HSBC Finance Corp.
6.68%	01/15/21	85	91
HSBC Holdings PLC
4.00%	03/30/22	150	149
Hughes Satellite Systems Corp.
6.50%	06/15/19	49	51
ING Bank N.V.
3.75%	03/07/17	200	198	(b)
Inter-American Development Bank
1.38%	10/18/16	115	117
IPIC GMTN Ltd.
3.75%	03/01/17	200	204	(b)
Itau Unibanco Holding S.A.
5.65%	03/19/22	200	201	(b)
John Deere Capital Corp.
3.15%	10/15/21	38	39	(h)
JPMorgan Chase & Co.
4.35%	08/15/21	99	101	(h)
Koninklijke Philips Electronics N.V.
3.75%	03/15/22	114	115
5.00%	03/15/42	103	103
Korea Development Bank
3.25%	03/09/16	122	123	(h)
Korea National Oil Corp.
2.88%	11/09/15	100	101	(b,h)
Kraft Foods Inc.
4.13%	02/09/16	122	133	(h)
5.38%	02/10/20	37	43

Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	62	65
4.50%	07/16/18	102	118	(h)
Linn Energy LLC
8.63%	04/15/20	56	60
Lloyds TSB Bank PLC
4.20%	03/28/17	90	91
Lockheed Martin Corp.
4.85%	09/15/41	51	52
Lorillard Tobacco Co.
3.50%	08/04/16	78	81	(h)
7.00%	08/04/41	29	31	(h)
Marathon Petroleum Corp.
6.50%	03/01/41	38	41
Midamerican Energy Holdings Co.
6.13%	04/01/36	45	54	(h)
Mitsui Sumitomo Insurance Company Ltd.
7.00%	03/15/72	52	52	(b,i)
Morgan Stanley
4.75%	03/22/17	75	75
5.50%	07/28/21	57	56
5.75%	01/25/21	100	98
Mylan Inc.
7.88%	07/15/20	23	26	(b,h)
New Visteon Corp.
6.75%	04/15/19	74	75
Newfield Exploration Co.
5.75%	01/30/22	68	71
Newmont Mining Corp.
3.50%	03/15/22	38	37
4.88%	03/15/42	38	35
News America Inc.
6.65%	11/15/37	47	55	(h)
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	163	167	(h)
Noble Energy Inc.
4.15%	12/15/21	99	101
Nordea Bank AB
3.13%	03/20/17	200	200	(b)
Occidental Petroleum Corp.
1.75%	02/15/17	77	78	(h)
3.13%	02/15/22	77	78	(h)
Oglethorpe Power Corp.
5.38%	11/01/40	42	47
ONEOK Partners LP
6.13%	02/01/41	85	95
Pacific Gas & Electric Co.
6.05%	03/01/34	63	77
Pacific Rubiales Energy Corp.
7.25%	12/12/21	15	16	(b)
PacifiCorp
6.25%	10/15/37	102	130	(h)
PAETEC Holding Corp.
8.88%	06/30/17	11	12	(h)
Peabody Energy Corp.
6.00%	11/15/18	20	20	(b)
6.25%	11/15/21	40	39	(b)

Petrobras International Finance Co.
2.88%	02/06/15	30	31
3.50%	02/06/17	113	116
3.88%	01/27/16	34	36
5.38%	01/27/21	45	48
Petroleos Mexicanos
6.00%	03/05/20	20	23	(h)
6.50%	06/02/41	14	16	(b)
Philip Morris International Inc.
2.50%	05/16/16	80	84	(h)
Phillips 66
1.95%	03/05/15	53	53	(b)
2.95%	05/01/17	75	76	(b)
5.88%	05/01/42	38	39	(b)
Pioneer Natural Resources Co.
7.50%	01/15/20	117	143	(h)
Plains All American Pipeline LP
3.65%	06/01/22	19	19
3.95%	09/15/15	76	82	(h)
5.15%	06/01/42	38	37
Power Sector Assets & Liabilities Management Corp.
7.25%	05/27/19	200	245
7.39%	12/02/24	100	127	(b,h)
Pride International Inc.
6.88%	08/15/20	112	137	(h)
Protective Life Corp.
8.45%	10/15/39	81	94	(h)
Prudential Financial Inc.
5.63%	05/12/41	38	40
5.80%	11/16/41	19	21
QVC Inc.
7.50%	10/01/19	36	40	(b)
Range Resources Corp.
5.75%	06/01/21	68	71	(h)
Raytheon Co.
1.40%	12/15/14	76	77
Republic Services Inc.
5.25%	11/15/21	36	41	(h)
5.70%	05/15/41	53	61	(h)
Reynolds Group Issuer Inc.
8.75%	10/15/16	55	58	(b,h)
Rio Tinto Finance USA PLC
3.50%	03/22/22	162	162
Roche Holdings Inc.
6.00%	03/01/19	101	123	(b,h)
Schlumberger Investment S.A.
3.30%	09/14/21	38	38	(b,h)
Schlumberger Norge AS
1.95%	09/14/16	38	38	(b,h)
Sempra Energy
2.30%	04/01/17	150	152
Simon Property Group LP (REIT)
2.15%	09/15/17	113	111
Southern Copper Corp.
6.75%	04/16/40	24	26	(h)
Southwestern Energy Co.
4.10%	03/15/22	91	90	(b)
Texas Instruments Inc.
2.38%	05/16/16	120	125
Textron Inc.
6.20%	03/15/15	106	116	(h)

The AES Corp.
8.00%	10/15/17	6	7	(h)
The Coca-Cola Co.
3.30%	09/01/21	88	92
The Goldman Sachs Group Inc.
5.75%	01/24/22	74	76
6.15%	04/01/18	116	125
6.75%	10/01/37	41	40	(h)
The Potomac Edison Co.
5.35%	11/15/14	40	44	(h)
Time Warner Cable Inc.
4.00%	09/01/21	75	77
5.50%	09/01/41	115	121
6.75%	07/01/18	72	88	(h)
Time Warner Inc.
3.15%	07/15/15	71	75	(h)
5.88%	11/15/16	166	194	(h)
TNK-BP Finance S.A.
7.25%	02/02/20	10	12	(b,h)
Total Capital International S.A.
2.88%	02/17/22	38	36
Transocean Inc.
6.38%	12/15/21	23	26
Vail Resorts Inc.
6.50%	05/01/19	107	112
Verizon Communications Inc.
2.00%	11/01/16	75	76
Viacom Inc.
1.25%	02/27/15	53	53
2.50%	12/15/16	115	118
Volcan Cia Minera SAA
5.38%	02/02/22	20	21	(b)
Weatherford International Ltd.
4.50%	04/15/22	61	61
5.95%	04/15/42	56	56
Willis Group Holdings PLC
4.13%	03/15/16	84	85	(h)
Woodside Finance Ltd.
4.50%	11/10/14	131	139	(b,h)
XL Group PLC (Series E)
6.50%	12/31/49	60	51	(h,i)
XLIT Ltd.
5.75%	10/01/21	64	70	(h)
Xstrata Finance Canada Ltd.
5.80%	11/15/16	66	75	(b,h)
			20,986

Non-Agency Collateralized Mortgage Obligations—1.0%
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.19%	09/10/47	110	123	(i)
5.72%	02/10/51	50	57	(h,i)
6.20%	02/10/51	240	280	(h,i)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	140	152	(i)
5.40%	03/11/39	39	39	(h,i)
5.54%	04/12/38	80	86	(i)
5.72%	06/11/40	25	19	(h,i)

Citigroup Commercial Mortgage Trust
5.48%	10/15/49	40	34
Commercial Mortgage Pass Through Certificates
4.98%	05/10/43	40	44	(i)
Credit Suisse First Boston Mortgage Securities Corp.
5.32%	10/25/35	43	1	(i)
Credit Suisse Mortgage Capital Certificates
5.61%**	02/25/36	17	—	(i)
DBUBS Mortgage Trust
5.56%	11/10/46	70	53	(b,h,i)
Extended Stay America Trust
5.50%	11/05/27	100	101	(b,h)
GS Mortgage Securities Corp. II
3.00%	08/10/44	80	83	(h)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.04%	03/15/46	40	44	(i)
5.34%	08/12/37	60	66	(i)
5.44%	06/12/47	100	111
5.79%	02/12/51	155	177	(h,i)
LB-UBS Commercial Mortgage Trust
15.33%	12/15/39	537	9	(b,d,i)
4.95%	09/15/30	50	55
5.16%	02/15/31	80	89	(h)
MASTR Alternative Loans Trust
5.00%	08/25/18	20	2	(g,n)
Merrill Lynch Mortgage Trust
5.66%	05/12/39	54	38	(h,i)
Morgan Stanley Capital I
5.16%	10/12/52	100	111	(h,i)
5.62%	12/12/49	51	52	(h)
5.64%	06/11/42	70	61	(i)
5.73%	10/15/42	104	72	(h,i)
5.81%	08/12/41	30	34	(h,i)
6.28%	01/11/43	80	85	(i)
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	80	85	(h,i)
Wells Fargo Mortgage Backed Securities Trust
5.50%**	01/25/36	30	—
			2,163

Sovereign Bonds—0.4%
Government of Argentina
2.50%	12/31/38	11	4	(j)
8.28%	12/31/33	8	5
Government of Dominican Republic
7.50%	05/06/21	100	103	(b,h)
Government of El Salvador
7.65%	06/15/35	20	20	(b,h)
Government of Grenada
4.50%	09/15/25	22	11	(b,h,j)
Government of Hungary
6.25%	01/29/20	30	27
Government of Lebanon
4.00%	12/31/17	5	5
5.15%	11/12/18	14	14
6.10%	10/04/22	14	14
Government of Lithuania
7.38%	02/11/20	100	117	(b)

Government of Mexico
4.75%	03/08/44	92	90
5.75%	10/12/49	14	14	(h)
Government of Panama
6.70%	01/26/36	29	38	(h)
Government of Peru
6.55%	03/14/37	39	50	(h)
Government of Poland
5.00%	03/23/22	40	42
5.13%	04/21/21	15	16	(h)
6.38%	07/15/19	7	8
Government of Romania
6.75%	02/07/22	28	29	(b)
Government of Turkey
5.63%	03/30/21	100	104	(h)
6.88%	03/17/36	14	16
Government of Uruguay
6.88%	09/28/25	32	41
Government of Venezuela
10.75%	09/19/13	15	16	(h)
Government of Vietnam
1.56%	03/12/16	5	5	(i)
ProvInce of Manitoba Canada
4.90%	12/06/16	30	35	(h)
Russian Foreign Bond - Eurobond
5.00%	04/29/20	100	107	(b,h)
7.50%	03/31/30	11	14	(j)
			945

Municipal Bonds and Notes—0.2%
American Municipal Power Inc.
6.27%	02/15/50	50	55
Municipal Electric Authority of Georgia
6.64%	04/01/57	73	81
New Jersey State Turnpike Authority
7.10%	01/01/41	40	55	(h)
7.41%	01/01/40	20	28	(h)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15	17	(h)
South Carolina State Public Service Authority
6.45%	01/01/50	40	54	(h)
State of California
5.70%	11/01/21	55	62
			352

FNMA—0.0%*
Lehman TBA
5.50%**	TBA	60	—	(c,l,o)
Total Bonds and Notes
(Cost $62,822)			63,710

		Number of Shares

Exchange Traded Funds—5.6%
Financial Select Sector SPDR Fund		11,151	175	(m)
Industrial Select Sector SPDR Fund		17,692	662	(m)

Vanguard MSCI Emerging Markets Fund	203,396	8,842
Vanguard REITs Fund	42,381	2,696
Total Exchange Traded Funds
(Cost $11,679)		12,375

Other Investments—0.1%
GEI Investment Fund
(Cost $159)		163	(k)

Total Investments in Securities
(Cost $189,369)		206,515

Short-Term Investments—11.2%
GE Institutional Money Market Fund - Investment Class
0.04%
(Cost $24,890)		24,891	(d,k)

Total Investments
(Cost $214,259)		231,406

Liabilities in Excess of Other Assets, net—(4.2)%		(9,289)

NET ASSETS —100.0%		$222,117

Other Information

The Fund had the following long futures contracts open at March 31, 2012 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index Futures	June 2012	5	$160	$(6)
FTSE 100 Index Futures	June 2012	2	183	(5)
S&P Midcap 400 Index Futures	June 2012	6	595	0 **
S&P 500 Emini Index Futures	June 2012	14	982	25
Topix Index Futures	June 2012	1	104	4
2 Yr. U.S. Treasury Notes Futures	June 2012	3	660	0 **
5 Yr. U.S. Treasury Notes Futures	June 2012	106	12,989	(61)

				$(43)

The Fund had the following short futures contracts open at March 31, 2012 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	June 2012	23	$(3,472)	$172
S&P 500 Emini Index Futures	June 2012	3	(210)	(1)
10 Yr. U.S. Treasury Notes Futures	June 2012	86	(11,136)	169

				$340

				$297

At March 31, 2012, the Fund had the following foreign currency forward exchange contracts :

(Amounts in thousands)

Description	Unrealized Appreciation/ (Depreciation)
Sold 1,900 EURO; Purchased $2,518 for settlement on 09/19/2012	$(14)
Sold 157,000 Japanese yen; Purchased $2,022 for settlement on 06/21/2012	113

$99

The Fund was invested in the following countries at March 31, 2012 (unaudited):

Country	Percentage (based on Fair Value)
United States	79.58%
United Kingdom	4.50%
Japan	2.37%
Germany	2.21%
France	1.72%
Switzerland	1.69%
Canada	1.11%
China	0.67%
Australia	0.59%
Netherlands	0.57%
Hong Kong	0.57%
South Korea	0.53%
Mexico	0.48%
Brazil	0.43%
Sweden	0.39%
Taiwan	0.35%
Italy	0.30%
Supranational	0.27%
Ireland	0.19%
Singapore	0.19%
Philippines	0.16%
Spain	0.13%
Russian Federation	0.12%
Argentina	0.09%
United Arab Emirates	0.09%
Tunisia	0.09%
Chile	0.09%
India	0.07%
Belgium	0.06%
Turkey	0.05%
Lithuania	0.05%
Peru	0.05%
Dominican Republic	0.05%
Panama	0.03%
Poland	0.03%
Colombia	0.03%
Denmark	0.02%
Uruguay	0.02%

Lebanon	0.01%
Romania	0.01%
Hungary	0.01%
El Salvador	0.01%
Luxembourg	0.01%
Venezuela	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2012 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	5.35%	0.00%	5.35%
Integrated Oil & Gas	1.38%	1.74%	3.12%
Diversified Financial Services	1.72%	1.28%	3.00%
Pharmaceuticals	1.37%	0.71%	2.08%
Semiconductors	0.99%	0.68%	1.67%
Communications Equipment	1.56%	0.10%	1.66%
Packaged Foods & Meats	0.87%	0.65%	1.52%
Systems Software	1.48%	0.00%	1.48%
Asset Management & Custody Banks	1.43%	0.00%	1.43%
Industrial Machinery	0.65%	0.73%	1.38%
Computer Hardware	1.35%	0.00%	1.35%
Life & Health Insurance	0.48%	0.78%	1.26%
Internet Software & Services	0.60%	0.60%	1.20%
Healthcare Services	0.85%	0.26%	1.11%
Fertilizers & Agricultural Chemicals	0.40%	0.65%	1.05%
Oil & Gas Equipment & Services	0.91%	0.07%	0.98%
Diversified Metals & Mining	0.17%	0.81%	0.98%
Data Processing & Outsourced Services	0.98%	0.00%	0.98%
Automobile Manufacturers	0.10%	0.86%	0.96%
Biotechnology	0.96%	0.00%	0.96%
Aerospace & Defense	0.59%	0.36%	0.95%
Soft Drinks	0.94%	0.00%	0.94%
Household Products	0.48%	0.46%	0.94%
Healthcare Equipment	0.89%	0.00%	0.89%
Cable & Satellite	0.88%	0.00%	0.88%
Oil & Gas Exploration & Production	0.76%	0.08%	0.84%
Air Freight & Logistics	0.84%	0.00%	0.84%
IT Consulting & Other Services	0.67%	0.15%	0.82%
Electric Utilities	0.66%	0.07%	0.73%
Home Improvement Retail	0.68%	0.00%	0.68%
Movies & Entertainment	0.66%	0.00%	0.66%
Advertising	0.46%	0.19%	0.65%
Life Sciences Tools & Services	0.63%	0.00%	0.63%
Industrial Gases	0.16%	0.45%	0.61%
Apparel, Accessories & Luxury Goods	0.21%	0.38%	0.59%
Application Software	0.27%	0.30%	0.57%
Specialized REITs	0.56%	0.00%	0.56%
Wireless Telecommunication Services	0.03%	0.52%	0.55%
Independent Power Producers & Energy Traders	0.53%	0.00%	0.53%
Multi-Line Insurance	0.23%	0.30%	0.53%
Specialized Finance	0.48%	0.04%	0.52%
Broadcasting	0.51%	0.00%	0.51%
Research & Consulting Services	0.49%	0.00%	0.49%
Integrated Telecommunication Services	0.34%	0.13%	0.47%

Multi-Utilities	0.12%	0.33%	0.45%
Industrial Conglomerates	0.00%	0.42%	0.42%
Distillers & Vintners	0.00%	0.41%	0.41%
Property & Casualty Insurance	0.40%	0.00%	0.40%
Electrical Components & Equipment	0.37%	0.00%	0.37%
Specialty Chemicals	0.28%	0.09%	0.37%
Consumer Finance	0.36%	0.00%	0.36%
Restaurants	0.27%	0.09%	0.36%
Steel	0.18%	0.16%	0.34%
Diversified Real Estate Activities	0.00%	0.32%	0.32%
Home Furnishing Retail	0.32%	0.00%	0.32%
Diversified Support Services	0.00%	0.31%	0.31%
Trading Companies & Distributors	0.15%	0.16%	0.31%
Regional Banks	0.16%	0.13%	0.29%
Casinos & Gaming	0.29%	0.00%	0.29%
Healthcare Supplies	0.00%	0.27%	0.27%
Construction & Engineering	0.10%	0.17%	0.27%
Diversified Capital Markets	0.00%	0.25%	0.25%
Real Estate Services	0.24%	0.00%	0.24%
Security & Alarm Services	0.17%	0.06%	0.23%
Diversified Chemicals	0.21%	0.00%	0.21%
Thrifts & Mortgage Finance	0.20%	0.00%	0.20%
Healthcare Facilities	0.20%	0.00%	0.20%
Automotive Retail	0.20%	0.00%	0.20%
Agricultural Products	0.20%	0.00%	0.20%
Construction & Farm Machinery & Heavy Trucks	0.18%	0.02%	0.20%
Tobacco	0.19%	0.00%	0.19%
Oil & Gas Storage & Transportation	0.19%	0.00%	0.19%
Apparel Retail	0.08%	0.10%	0.18%
General Merchandise Stores	0.18%	0.00%	0.18%
Investment Banking & Brokerage	0.18%	0.00%	0.18%
Office REITs	0.16%	0.00%	0.16%
Construction Materials	0.03%	0.12%	0.15%
Reinsurance	0.15%	0.00%	0.15%
Human Resource & Employment Services	0.00%	0.14%	0.14%
Home Entertainment Software	0.14%	0.00%	0.14%
Electronic Equipment & Instruments	0.00%	0.14%	0.14%
Brewers	0.07%	0.06%	0.13%
Home Building	0.13%	0.00%	0.13%
Oil & Gas Drilling	0.11%	0.02%	0.13%
Department Stores	0.13%	0.00%	0.13%
Specialty Stores	0.12%	0.00%	0.12%
Computer Storage & Peripherals	0.11%	0.00%	0.11%
Hotels, Resorts & Cruise Lines	0.11%	0.00%	0.11%
Insurance Brokers	0.11%	0.00%	0.11%
Railroads	0.11%	0.00%	0.11%
Retail REITs	0.11%	0.00%	0.11%
Drug Retail	0.10%	0.00%	0.10%
Internet Retail	0.10%	0.00%	0.10%
Environmental & Facilities Services	0.09%	0.00%	0.09%
Heavy Electrical Equipment	0.00%	0.08%	0.08%
Oil & Gas Refining & Marketing	0.08%	0.00%	0.08%
Distributors	0.08%	0.00%	0.08%
Coal & Consumable Fuels	0.08%	0.00%	0.08%
Managed Healthcare	0.07%	0.00%	0.07%
Gold	0.00%	0.06%	0.06%
Water Utilities	0.06%	0.00%	0.06%
Building Products	0.00%	0.05%	0.05%

Residential REITs	0.05%	0.00%	0.05%
Auto Parts & Equipment	0.04%	0.00%	0.04%
Gas-Distribution	0.00%	0.02%	0.02%

			61.64%

Sector	Percentage (based on Fair Value)
Agency Mortgage Backed	9.36%
Corporate Notes	9.07%
U.S. Treasuries	7.12%
Non-Agency Collateralized Mortgage Obligations	0.93%
Sovereign Bonds	0.41%
Asset Backed	0.27%
Agency Collateralized Mortgage Obligations	0.22%
Municipal Bonds and Notes	0.15%

27.53%

Short Term and Other Investments
Short-Term	10.76%
Other Investments	0.07%

10.83%

100.00%

Notes to Schedules of Investments (dollars in thousands)—March 31, 2012 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to $5,282 or 2.38% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Funds custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At March 31, 2012, all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at March 31, 2012.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund. The GEI Investment Fund has been determined to be illiquid using procedures established by the Board of Trustees.

(l)	Securities in default.

(m)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Funds custodian and accounting agent.

(n)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(o)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Board of Trustees.

†	Percentages are based on net assets as of March 31, 2012.
††	Security traded on different exchanges.
*	Less than 0.05%
**	Amount is less than $500.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present the Funds’ investments measured at fair value on a recurring basis at March 31, 2012:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Diversified Fund	Investments in Securities †
	Domestic Equity	$90,051	$—	$—	$90,051
	Foreign Equity	39,697		—	39,697
	U.S. Treasuries	—	16,485	—	16,485
	Agency Mortgage Backed	—	21,650	—	21,650
	Agency CMOs	—	499	—	499
	Asset Backed	—	630	—	630
	Corporate Notes	—	20,986	—	20,986
	Non-Agency CMOs	—	2,163	—	2,163
	Sovereign Bonds	—	945	—	945
	Municipal Notes and Bonds	—	352	—	352
	Exchange Traded Funds	12,375	—	—	12,375
	Preferred Stock	519	—	—	519
	Other Investments	—	163	—	163
	Short-Term Investments	24,891	—	—	24,891

	Total Investments in Securities	$167,533	$63,873	$—	$231,406

	Other Financial Instruments *
	Futures Contracts—Unrealized Appreciation	$370	$—	$—	$370
	Futures Contracts—Unrealized Depreciation	(73)	—	—	(73)
	Foreign Currency Forward Exchange Contracts—Unrealized Appreciation	—	113	—	113
	Foreign Currency Forward Exchange Contracts—Unrealized Depreciation	—	(14)	—	(14)

	Total Other Financial Instruments	$297	$99	$—	$396

† See Schedule of Investments for Industry Classification

* - Other financial instruments include derivative instruments such as futures and foreign currency forward exchange contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels.

INCOME TAXES

At March 31, 2012, information on the tax components of capital is as follows (Dollars in Thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
Elfun Diversified Fund	$216,888	$21,547	$(7,029)	$14,518

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 24, 2012

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: May 24, 2012